Common Stock - Narratives (Details)	12 Months Ended
	Dec. 31, 2024 Vote director $ / shares shares	Dec. 31, 2022 shares	Sep. 11, 2024 $ / shares	Dec. 31, 2023 $ / shares shares
Stockholders' Equity
Common stock, par value | $ / shares			$ 0.0001
Class A common stock
Stockholders' Equity
Authorized capital stock (in shares)	200,000,000			200,000,000
Common stock, par value | $ / shares	$ 0.0001			$ 0.0001
Class B common stock
Stockholders' Equity
Authorized capital stock (in shares)	20,000,000			20,000,000
Common stock, par value | $ / shares	$ 0.0001			$ 0.0001
Angel Studios, Inc. CIK: 0001671941
Stockholders' Equity
Authorized capital stock (in shares)	85,000,000			85,000,000
Common stock, par value | $ / shares	$ 0.001			$ 0.001
Number of directors elected by all stock holders | director	2
Income from dilutive shares	1,901,382	1,438,552
Angel Studios, Inc. CIK: 0001671941 | Class A common stock
Stockholders' Equity
Authorized capital stock (in shares)	27,500,000
Common stock, par value | $ / shares	$ 0.001
Number of directors elected by each class of shareholders | director	1
Number of Class C Common stock for each convertible share	1
Angel Studios, Inc. CIK: 0001671941 | Class B common stock
Stockholders' Equity
Authorized capital stock (in shares)	4,000,000
Common stock, par value | $ / shares	$ 0.001
Number of votes for each share outstanding | Vote	55
Number of directors elected by each class of shareholders | director	1
Number of Class C Common stock for each convertible share	1
Conversion of shares	8,333
Conversion of stock, reduction of votes per share | Vote	50
Angel Studios, Inc. CIK: 0001671941 | Class C
Stockholders' Equity
Authorized capital stock (in shares)	38,000,000
Common stock, par value | $ / shares	$ 0.001
Number of votes for each share outstanding | Vote	1
Number of directors elected by each class of shareholders | director	1
Threshold percentage of holding shares to elect director	5.00%
Percentage of shares outstanding	11.00%
Angel Studios, Inc. CIK: 0001671941 | Class F
Stockholders' Equity
Authorized capital stock (in shares)	15,500,000
Common stock, par value | $ / shares	$ 0.001
Number of votes for each share outstanding | Vote	5
Number of Class C Common stock for each convertible share	1